Goodwill and Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 834,416	$ 841,522	$ 836,318
Impairment charge of goodwill	2,300
Accumulated impairment losses	2,300	0
Impairment charge of definite-lived intangible assets	2,900
Intangible assets, net	558,395	703,226
Amortization expense	125,451	143,578	160,424
Amortization expense related to intangible assets	134,800	151,300	164,200
Finite-Lived Patents, Gross	400
Smartrove Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill		1,765
Customer Contracts [Member] | Wildfire Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Acquisition of intangible assets	2,100
Space Monkey Technology [Member] | Space Monkey Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Acquisition of intangible assets	7,100
Non-Compete Agreements [Member] | Wildfire Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Acquisition of intangible assets	800
Non-Compete Agreements [Member] | Space Monkey Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Acquisition of intangible assets	1,200
Smartrove Technology [Member] | Smartrove Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Acquisition of intangible assets	4,000
Other Related Technology [Member] | Smartrove Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Acquisition of intangible assets	700
Patents [Member] | Domain Names And Internet Protocol Addresses [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	1,400
Capitalized Software Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 1,300	$ 1,300	$ 100